Provision for contingencies (Detils Text) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 996,526	R$ 760,947
Tax contingent liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	315,403	293,264
Labor Contingent Liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 234,120	R$ 190,709